Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Shares Subject to Possible Redemption	27,590,164	28,048,981
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,125,000	22,125,000
Shares Subject to Possible Redemption	27,590,164	28,048,981
Outside United States [Member] | Deposits [Member]
Cash	$ 1,240,000	$ 2,350,000